Financial assets and liabilities - Additional Information, Valuation Processed of Contingent Consideration (Details)	12 Months Ended
Jun. 30, 2025
Contingent consideration
Disclosure Of Financial Instruments [Line Items]
Share issued, lock-up period	12 months